(Loss)/earnings per share (Tables)	12 Months Ended
Jun. 30, 2022
(Loss)/earnings per share
Schedule of earning per share

	For the year ended June 30, 2020
	Continuing	Discontinued
	operations	operations	Total
	RMB’000	RMB’000	RMB’000
Loss attributable to the equity shareholders of the Company	(132,222)	(130,045)	(262,267)
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	25,988	7,306	33,294

Loss used to determine basic earnings per share	(106,234)	(122,739)	(228,973)

	For the year ended June 30, 2021
	Continuing	Discontinued
	operations	operations	Total
	RMB’000	RMB’000	RMB’000
Loss attributable to the equity shareholders of the Company	(1,415,010)	—	(1,415,010)
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	116,929	—	116,929

Loss used to determine basic earnings per share	(1,298,081)	—	(1,298,081)

	For the year ended June 30, 2022
	Continuing	Discontinued
	operations	operations	Total
	RMB’000	RMB’000	RMB’000
Profit attributable to the equity shareholders of the Company	638,170	—	638,170
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	(1,576)	—	(1,576)

Profit used to determine basic earnings per share	636,594	—	636,594

Schedule of weighted average number of ordinary shares

	For the year ended June 30,
	2021	2022
	Number of shares	Number of shares
Issued ordinary share at July 1, 2020 and 2021	865,591,398	1,204,860,715
Effect of shares issued upon IPO and exercise of the over-allotment option (Note 31(a)(iii))	90,911,146	—
Effect of shares converted from Series A preferred shares (Note 31(a)(iv))	83,495,097	—
Effect of shares released from share award scheme and option plan (Note 32)	64,373,834	2,369,454
Effect of repurchase of shares (Note 31(b)(v))	—	(1,702,821)

Weighted average number of ordinary shares	1,104,371,475	1,205,527,348

Summary of weighted average number of ordinary shares outstanding

For the year ended
June 30, 2022
Number of shares
Weighted average number of ordinary shares, basic	1,205,527,348
Dilutive effect of share award scheme and option plan (Note 32)	11,110,091

Weighted average number of ordinary shares, diluted	1,216,637,439